Long-Term Debt, Finance Leases, and Other Borrowings - Additional Information (Detail)										1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 18, 2025	Dec. 23, 2024	Nov. 23, 2024	Oct. 01, 2024 USD ($)	Jul. 01, 2024 USD ($)	Jan. 11, 2024 USD ($)	Sep. 06, 2023 USD ($)	Dec. 27, 2022 USD ($)	Oct. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Nov. 22, 2024	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Jul. 16, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2020 USD ($)	Nov. 14, 2020 USD ($)	Nov. 13, 2020 USD ($)
Debt Instrument [Line Items]
Property and equipment, net												$ 36,846,000	$ 36,846,000		$ 426,351,000		$ 698,022,000
Long-Term Debt												130,255,000	130,255,000		310,271,000		528,278,000
Debt outstanding												$ 131,678,000	$ 131,678,000		$ 315,210,000		538,300,000
Warrants of common stock exercise price | $ / shares												$ 3.98	$ 3.98		$ 3.98
Principal payments															$ 23,300,000
Property and equipment-gross												$ 75,247,000	$ 75,247,000		600,924,000		$ 1,049,203,000
E175 Aircraft [Member]
Debt Instrument [Line Items]
Remaining Balance										$ 73,400,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Remaining Balance				$ 73,400,000
Treasury Loan [Member]
Debt Instrument [Line Items]
Debt outstanding															113,700,000
Principal payments															25,400,000
Treasury Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Minimum collateral coverage ratio covenant			1.55								1.44
Treasury Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Calculated collateral coverage ratio									1.55
Treasury Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Additional collateral coverage ratio									1.55
Loan Agreement [Member]
Debt Instrument [Line Items]
Secured term loan facility, amount borrowed									$ 43,000,000
Secured term loan facility, additional amount borrowed																				$ 152,000,000
Warrants to purchase shares of common stock | shares									4,899,497
Warrants of common stock exercise price | $ / shares									$ 3.98
Debt issuance costs allocated to warrants															100,000
Loan Agreement [Member] | EDC Loans [Member]
Debt Instrument [Line Items]
Debt issuance costs																				3,100,000
Loan Agreement [Member] | FortyThreeMillionTreasuryLoanMember
Debt Instrument [Line Items]
Capitalized debt issuance costs, net									$ 700,000
Loan Agreement [Member] | $152M Treasury Loan [Member]
Debt Instrument [Line Items]
Capitalized debt issuance costs, net																				2,300,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of long term debt						$ 2,100,000
Permitted amount to redraw from existing credit facility							$ 7,900,000
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolving commitments							50,700,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolving commitments							$ 30,700,000
Equipment Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt															85,500,000
Secured Term Loan Facility [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Secured term loan facility, maximum borrowing capacity									200,000,000
Secured Term Loan Facility [Member] | Loan Agreement [Member] | Treasury Loan [Member]
Debt Instrument [Line Items]
Secured term loan facility, amount borrowed									$ 43,000,000									$ 195,000,000
Secured term loan facility, additional amount borrowed																			$ 0	$ 152,000,000
Debt instrument, maturity date									Oct. 30, 2025
Long term debt, basis spread on variable rate									3.50%
Percentage of all in rate												8.06%	8.06%
UST Loan [Member]
Debt Instrument [Line Items]
Long-Term Debt															$ 113,700,000
UST Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Minimum Collateral Coverage Ratio 1		1.55
UST Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum Collateral Coverage Ratio 1	0.91	0.99
UST Loan [Member] | Minimum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Minimum Collateral Coverage Ratio 1	0.91	0.99
United Capacity Purchase Agreement [Member]
Debt Instrument [Line Items]
Repayments of long term debt						$ 10,500,000
Minimum liquidity requirement of cash and cash equivalents																$ 15,000,000
United Capacity Purchase Agreement [Member] | United Airlines Inc [Member]
Debt Instrument [Line Items]
Percentage of controllable completion factor													99.30%		99.30%
United Capacity Purchase Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of lines of credit												$ 10,500,000			$ 10,500,000
Long term debt, basis spread on variable rate							3.50%	3.50%
Revolving loan								$ 10,500,000
Revolving commitments								30,700,000
Covenant capping restricted payments								$ 5,000,000
Rental coverage ratio								1
United Capacity Purchase Agreement [Member] | Revolving Credit Facility [Member] | SOFR [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate							4.50%	4.50%
United Capacity Purchase Agreement [Member] | Revolving Credit Facility [Member] | United Airlines Inc [Member]
Debt Instrument [Line Items]
Amount funded by company														$ 25,500,000	25,500,000
Additional prepayment with potential forgiveness												15,000,000	$ 15,000,000		15,000,000
Deemed prepayment, outstanding												4,500,000	4,500,000		4,500,000
United Capacity Purchase Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Amount required								$ 15,000,000						$ 15,000,000
Fee waiver granted on minimum liquidity requirement					$ 15,000,000
Aircraft and Equipment [Member] | Pledged as Collateral [Member]
Debt Instrument [Line Items]
Property and equipment, net															$ 438,400,000
Property and equipment-gross												$ 60,400,000	$ 60,400,000